Shareholder's capital - Performance Stock Units (Detail) (Performance share units, CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Performance share units
Number of awards
Beginning balance, Shares	66,195	83,483
Granted, Shares	407,962	5,537
Exercised, Shares	(22,665)	(20,640)
Forfeited, Shares	(11,406)	(2,185)
Ending balance, Shares	440,086	66,195	83,483
Exercisable, Shares	42,097
Weighted Average Grant-Date Fair Value
Beginning balance (CAD per share)	6.57	6.58
Granted (CAD per share)	8.22	6.79
Exercised (CAD per share)	6.13	6.70
Forfeited (CAD per share)	8.22	6.70
Ending balance (CAD per share)	6.57	6.57	6.58
Exercisable (CAD per share)	6.86
Additional Disclosures
Outstanding, Weighted average remaining contractual term	1 year 9 months 22 days	7 months 13 days	1 year 9 months 18 days
Granted, Weighted average remaining contractual term	3 years	1 year 2 months 23 days
Outstanding, aggregate intrinsic value	439	486	571
Granted, aggregate intrinsic value	3,333	41
Exercised, aggregate intrinsic value	(185)	(151)
Forfeited, aggregate intrinsic value	(93)	(16)
Exercisable, aggregate intrinsic value	486